Current and Future Income Taxes	12 Months Ended
Jun. 30, 2015
Current and Future Income Taxes [Abstract]
Current and future income taxes
10	Current and future income taxes

The Company has the following non-capital losses available to reduce taxable income of future years:

Expiry date	$

2029	65,450
2030	1,043,923
2031	1,132,631
2033	3,913,138
2034	5,417,455
2035	2,843,797

Significant components of the Company’s future tax assets are shown below:

	June 30, 2015 $	June 30, 2014 $

Non-capital losses carried forward	4,342,685	2,686,530
Financing costs	10,565	7,737
Scientific research and development	183,913	144,235

	4,537,163	2,838,502
Valuation allowance	(4,537,163)	(2,838,502)

Net future tax assets	-	-

The income tax benefit of these tax attributes has not been recorded in these consolidated financial statements because of the uncertainty of their recovery.

The Company’s effective income tax rate differs from the statutory income tax rate of 34% (2014 - 34%).

The differences arise from the following items:

	June 30, 2015 $	June 30, 2014 $

Tax recovery at statutory income tax rates	(1,630,650)	(989,430)
Permanent differences	(49,820)	110,113
Effect of rate differentials between jurisdictions	327,485	149,219
Other	(4,783)	(8,713)
Change in valuation allowance	1,357,768	738,811

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